Related Party Transactions - Shipbuilding and Site Supervision Services - Additional Information(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) m³	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Restructuring charges	$ 0	$ 0	$ 2,651
LNG Carriers [Member]
Related Party Transaction [Line Items]
Volume of vessels (in cubic meter) | m³	174,000
Advances to affiliates
Related Party Transaction [Line Items]
Restructuring charges	$ 0		2,700
Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	80,300	78,800	74,700
Bahrain LNG Joint Venture | Advances to affiliates | Management Service [Member]
Related Party Transaction [Line Items]
Revenue Not from Contract with Customer	$ 20,800	$ 10,500	$ 10,900